UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

Van Eck Funds

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Van Eck Funds

666 Third Avenue

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 100.9%
United States Treasury Obligations: 94.5%
	United States Treasury Bills
$2,000,000	0.01%, 10/08/15	$1,999,996
50,000,000	0.01%, 10/15/15 (a)	49,999,903
25,000,000	0.01%, 11/05/15	24,999,757
15,000,000	0.01%, 12/17/15 (a)	15,000,600
26,000,000	0.01%, 10/22/15 (a)	25,999,810
35,000,000	0.02%, 11/12/15 (a)	34,999,003
20,000,000	0.02%, 02/04/16	19,999,220
		172,998,289

Number of Shares
Money Market Fund: 6.4%
11,810,717	AIM Treasury Portfolio - Institutional Class	11,810,717
Total Short-term Investments (Cost: $184,807,395)		184,809,006
Liabilities in excess of other assets: (0.9)%		(1,729,614)
NET ASSETS: 100.0%		$183,079,392

Total Return Swap Contracts – As of September 30, 2015, the Fund had an outstanding swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Depreciation
UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$184,524,000	0.44%	10/07/15	(0.7)%	$(1,279,807)

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated, including cash on deposit with broker, is $35,999,983.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Government	93.6%	$172,998,289
Money Market Fund	6.4	11,810,717
	100.0%	$184,809,006

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Short-Term Investments:
United States Treasury Obligations	$—	$172,998,289	$—	$172,998,289
Money Market Fund	11,810,717	—	—	11,810,717
Total	$11,810,717	$172,998,289	$—	$184,809,006
Other Financial Instruments:
Swap Contract	$—	$(1,279,807)	$—	$(1,279,807)

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Schedules of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 82.9%
Brazil: 5.2%
2,056,000	BB Seguridade Participacoes SA	$12,866,530
622,000	Estacio Participacoes SA	2,212,183
91,300	Itau Unibanco Holding SA	564,681
693,000	Localiza Rent a Car SA	4,272,145
143,000	Ouro Fino Saude Animal Participacoes SA	1,208,349
487,000	Smiles SA	3,691,348
795,800	Valid Solucoes SA	9,185,473
		34,000,709
China / Hong Kong: 26.4%
1,232,000	AIA Group Ltd. #	6,407,319
152,000	Autohome, Inc. (ADR) *	4,944,560
51,610	Baidu, Inc. (ADR) *	7,091,730
3,881,392	Beijing Capital International Airport Co. Ltd. #	3,638,059
4,696,000	Beijing Urban Construction Design & Development Group Co. Ltd. # Reg S 144A	2,650,532
5,057,000	Boer Power Holdings Ltd. #	8,572,327
10,488,900	CAR, Inc. * #	15,209,788
8,365,994	China Animal Healthcare Ltd. * # §	2,806,638
7,472,000	China Medical System Holdings Ltd. #	8,532,802
1,195,000	China Vanke Co. Ltd. #	2,557,956
32,213,000	Chongqing Rural Commercial Bank Co. Ltd. #	18,440,564
31,440,000	EVA Precision Industrial Holdings Ltd. #	6,209,035
360,000	Hollysys Automation Technologies Ltd. (USD)	6,292,800
713,000	JD.com, Inc. (ADR) *	18,580,780
3,272,000	PICC Property & Casualty Co. Ltd. #	6,425,865
3,581,000	Ping An Insurance Group Co. of China Ltd. #	17,917,525
1,811,000	Techtronic Industries Co. #	6,739,703
726,500	Tencent Holdings Ltd. #	12,265,255
9,506,000	Wasion Group Holdings Ltd. #	9,858,220
21,376,000	Xinyi Solar Holdings Ltd. #	7,363,838
		172,505,296
Egypt: 1.1%
1,049,000	Commercial International Bank Egypt SAE #	7,070,511
Hungary: 1.3%
537,000	Richter Gedeon Nyrt #	8,537,486
India: 12.4%
1,921,000	Axis Bank Ltd. #	14,631,514
306,000	Cadila Healthcare Ltd. #	9,726,221
2,901,900	Dish TV India Ltd. * #	4,717,643
216,700	Glenmark Pharmaceuticals Ltd. #	3,477,190
232,600	HCL Technologies Ltd. #	3,498,445
1,082,700	LIC Housing Finance Ltd. #	7,757,809
975,000	Mundra Port & Special Economic Zone Ltd. #	4,454,048
481,500	Phoenix Mills Ltd. #	2,366,795
657,990	Strides Arcolab Ltd. #	12,288,714
374,400	Tech Mahindra Ltd. #	3,196,923
547,160	VA Tech Wabag Ltd. #	5,526,315
835,000	Yes Bank Ltd. #	9,329,945
		80,971,562
Indonesia: 2.8%
18,639,100	Link Net Tbk PT * #	5,726,251
11,130,200	Matahari Department Store Tbk PT #	12,293,423
		18,019,674
Jordan: 0.8%
151,000	Hikma Pharmaceuticals Plc (GBP) #	5,216,104
Kazakhstan: 0.7%
730,000	Halyk Savings Bank of Kazakhstan JSC (GDR) Reg S	4,314,300
Kenya: 0.7%
32,320,000	Safaricom Ltd. #	4,686,469
Mexico: 1.2%
2,108,000	Qualitas Controladora SAB de CV *	2,897,972
2,263,000	Unifin Financiera SAPI de CV SOFOM ENR *	5,041,413
		7,939,385
Nigeria: 0.4%
24,300,000	Guaranty Trust Bank Plc #	2,929,715
Peru: 1.6%
101,000	Credicorp Ltd. (USD)	10,742,360
Philippines: 2.1%
8,686,000	Robinsons Retail Holdings, Inc. #	13,586,492
Russia: 2.1%
55,940	Magnit PJSC #	10,003,345
244,000	QIWI Plc (ADR)	3,933,280
		13,936,625
South Africa: 4.7%
2,598,000	Life Healthcare Group Holdings Ltd. #	6,683,267
137,130	Naspers Ltd. #	17,186,103
538,000	Spar Group Ltd. #	7,197,538
		31,066,908
Spain: 1.1%
526,000	CIE Automotive SA #	7,326,099
Switzerland: 1.9%
193,400	Luxoft Holding, Inc. (USD) *	12,240,286
Taiwan: 10.0%
1,218,737	Adlink Technology, Inc. #	3,391,343
8,839,000	Advanced Semiconductor Engineering, Inc. #	9,630,847
462,400	Aerospace Industrial Development Corp. #	553,182
1,509,000	Catcher Technology Co. Ltd. #	16,132,266
217,000	Largan Precision Co. Ltd. #	16,935,739
511,490	Poya Co. Ltd. #	5,103,160
636,337	Sinmag Equipment Corp. #	2,321,341
2,840,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	11,381,799
		65,449,677
Thailand: 1.3%
1,645,000	CP All PCL (NVDR) #	2,172,670
3,095,000	CP ALL PCL #	4,087,792
310,000	Kasikornbank PCL (NVDR) #	1,464,303
151,000	Kasikornbank PCL #	711,942
		8,436,707
Turkey: 1.5%
224,630	AvivaSA Emeklilik ve Hayat AS #	1,196,033
18,075,332	Turkiye Sinai Kalkinma Bankasi AS #	8,430,985
		9,627,018
United Arab Emirates: 0.6%
289,000	Al Noor Hospitals Group Plc (GBP) #	3,651,027
United Kingdom: 2.2%
166,983	Bank of Georgia Holdings Plc #	4,565,073
812,346	Hirco Plc * # §	—
1,119,000	International Personal Finance Plc #	6,575,974
5,851,165	Raven Russia Ltd. *	3,363,512
		14,504,559
United States: 0.8%
139,000	First Cash Financial Services, Inc. *	5,568,340
Total Common Stocks (Cost: $610,359,827)		542,327,309
PREFERRED STOCKS: 4.9%
Brazil: 2.0%
1,960,600	Itau Unibanco Holding SA	13,110,230
Colombia: 0.7%
630,000	Banco Davivienda SA	4,892,602
South Korea: 2.2%
18,157	Samsung Electronics Co. Ltd. #	14,094,656
Total Preferred Stocks (Cost: $44,802,525)		32,097,488
REAL ESTATE INVESTMENT TRUST: 1.0% (Cost: $7,723,708)
Mexico: 1.0%
3,794,000	TF Administradora Industrial, S de RL de CV	6,921,482
WARRANTS: 2.7%
Luxembourg: 2.7%
220,000	Deutsche Bank, London Branch, aXess Warrants (USD 0.00, expiring 09/27/16) * # (a)	4,942,139
375,000	Deutsche Bank, London Branch, aXess Warrants (USD 0.00, expiring 09/27/16) * # (b)	2,790,701
1,561,666	Deutsche Bank, London Branch, aXess Warrants (USD 0.00, expiring 09/27/16) * # (c)	9,685,468
Total Warrants (Cost: $19,096,691)		17,418,308
MONEY MARKET FUND: 3.4% (Cost: $22,205,507)
22,205,507	AIM Treasury Portfolio - Institutional Class	22,205,507
Total Investments: 94.9% (Cost: $704,188,258)		620,970,094
Other assets less liabilities: 5.1%		33,056,008
NET ASSETS: 100.0%		$654,026,102

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

(a)	Issue price $18.40. The security is linked to the performance of Almarai Co.
(b)	Issue price $8.53. The security is linked to the performance of The Saudi British Bank.
(c)	Issue price $12.75. The security is linked to the performance of Samba Financial Group.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $454,828,231 which represents 69.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $2,806,638 which represents 0.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,650,532, or 0.4% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	12.5%	$77,850,442
Consumer Staples	6.8	41,989,976
Financials	32.4	201,539,419
Health Care	10.0	62,127,798
Industrials	9.2	57,065,930
Information Technology	22.9	142,251,987
Telecommunication Services	1.7	10,412,720
Utilities	0.9	5,526,315
Money Market Fund	3.6	22,205,507
	100.0%	$620,970,094

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$34,000,709	$—	$—	$34,000,709
China / Hong Kong	36,909,870	132,788,788	2,806,638	172,505,296
Egypt	—	7,070,511	—	7,070,511
Hungary	—	8,537,486	—	8,537,486
India	—	80,971,562	—	80,971,562
Indonesia	—	18,019,674	—	18,019,674
Jordan	—	5,216,104	—	5,216,104
Kazakhstan	4,314,300	—	—	4,314,300
Kenya	—	4,686,469	—	4,686,469
Mexico	7,939,385	—	—	7,939,385
Nigeria	—	2,929,715	—	2,929,715
Peru	10,742,360	—	—	10,742,360
Philippines	—	13,586,492	—	13,586,492
Russia	3,933,280	10,003,345	—	13,936,625
South Africa	—	31,066,908	—	31,066,908
Spain	—	7,326,099	—	7,326,099
Switzerland	12,240,286	—	—	12,240,286
Taiwan	—	65,449,677	—	65,449,677
Thailand	—	8,436,707	—	8,436,707
Turkey	—	9,627,018	—	9,627,018
United Arab Emirates	—	3,651,027	—	3,651,027
United Kingdom	3,363,512	11,141,047	0	14,504,559
United States	5,568,340	—	—	5,568,340
Preferred Stocks
Brazil	13,110,230	—	—	13,110,230
Colombia	4,892,602	—	—	4,892,602
South Korea	—	14,094,656	—	14,094,656
Real Estate Investment Trust*	6,921,482	—	—	6,921,482
Warrants	—	17,418,308	—	17,418,308
Money Market Fund	22,205,507	—	—	22,205,507
Total	$166,141,863	$452,021,593	$2,806,638	$620,970,094

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $13,565,389 and transfers from Level 2 to Level 1 were $14,490,061. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities primary market(Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2015:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2014	$—	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(2,781,783)	—
Purchases	1,552,590	—
Sales	—	—
Transfers in and/or out of level 3	4,035,831	—
Balance as of September 30, 2015	$2,806,638	$0

Transfers from Level 2 to Level 3 resulted primarily from suspended trading.

See Notes to Schedule of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.2%
Bermuda: 2.7%
918,000	Golar LNG Ltd. (USD)	$25,593,840
3,928,300	Nabors Industries Ltd. (USD)	37,122,435
		62,716,275
Brazil: 0.0%
707,700	Brazilian Resources, Inc. (CAD) * # §	—
Canada: 13.3%
3,637,606	Agnico-Eagle Mines Ltd. (USD)	92,104,184
582,000	Agrium, Inc. (USD)	52,089,000
6,683,000	Eldorado Gold Corp. (USD)	21,519,260
10,601,600	First Quantum Minerals Ltd.	38,847,377
6,696,300	Goldcorp, Inc. (USD)	83,837,676
6,809,100	New Gold, Inc. (USD) *	15,456,657
295,830	Osisko Gold Royalties Ltd.	3,125,667
		306,979,821
Israel: 0.2%
184,300	SolarEdge Technologies, Inc. (USD) *	4,224,156
Kuwait: 0.1%
3,592,247	Kuwait Energy Plc (GBP) * # § ø	2,586,447
Monaco: 0.6%
1,493,700	Scorpio Tankers, Inc. (USD)	13,697,229
South Africa: 0.4%
6,838,200	Petra Diamonds Ltd. (GBP) * #	8,719,965
Switzerland: 2.6%
44,330,725	Glencore Xstrata Plc (GBP) * #	61,533,888
United Kingdom: 2.2%
846,826	Randgold Resources Ltd. (ADR)	50,038,948
United States: 73.1%
746,900	Advanced Drainage Systems, Inc.	21,607,817
1,454,900	Anadarko Petroleum Corp.	87,861,411
1,063,100	Baker Hughes, Inc.	55,323,724
766,300	CF Industries Holdings, Inc.	34,406,870
1,183,300	Cimarex Energy Co.	121,264,584
2,357,000	Commercial Metals Co.	31,937,350
1,134,850	Concho Resources, Inc. *	111,555,755
3,734,300	Consol Energy, Inc.	36,596,140
436,500	Cummins, Inc.	47,395,170
1,369,490	Diamondback Energy, Inc. *	88,469,054
1,319,100	EOG Resources, Inc.	96,030,480
2,560,700	Freeport-McMoRan Copper & Gold, Inc.	24,813,183
1,464,600	Gulfport Energy Corp. *	43,469,328
2,502,500	Halliburton Co.	88,463,375
271,600	Helmerich & Payne, Inc.	12,835,816
2,392,900	Kinder Morgan, Inc.	66,235,472
2,754,700	Laredo Petroleum, Inc. *	25,976,821
3,569,400	Louisiana-Pacific Corp. *	50,828,256
2,084,375	Newfield Exploration Co. *	68,575,938
2,791,100	Parsley Energy, Inc. *	42,061,877
855,600	Pioneer Natural Resources Co.	104,075,184
1,513,100	Schlumberger Ltd.	104,358,507
902,100	SemGroup Corp.	39,006,804
1,600,400	SM Energy Co.	51,276,816
1,721,000	Steel Dynamics, Inc.	29,566,780
3,278,400	SunEdison, Inc. *	23,538,912
790,400	Sunrun, Inc. *	8,196,448
2,260,000	Superior Energy Services, Inc.	28,543,800
320,100	Union Pacific Corp.	28,300,041
1,387,000	United States Steel Corp.	14,452,540
1,299,700	Valero Energy Corp.	78,111,970
252,200	Westmoreland Coal Co. *	3,553,498
1,367,600	Whiting Petroleum Corp. *	20,883,252
		1,689,572,973
Total Common Stocks (Cost: $2,886,366,528)		2,200,069,702
MONEY MARKET FUND: 5.2% (Cost: $119,778,377)
119,778,377	AIM Treasury Portfolio - Institutional Class	119,778,377
Total Investments: 100.4% (Cost: $3,006,144,905)		2,319,848,079
Liabilities in excess of other assets: (0.4)%		(9,941,238)
NET ASSETS: 100.0%		$2,309,906,841

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $72,840,300 which represents 3.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $2,586,447 which represents 0.1% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $2,586,447, or 0.1% of net assets.

Restricted securities held by the Fund as of September 30, 2015 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	12/19/2011	3,592,247	$10,862,672	$2,586,447	0.1%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	62.7%	$1,453,529,557
Industrials	4.5	105,499,476
Information Technology	1.2	27,763,068
Materials	26.4	613,277,601
Money Market Fund	5.2	119,778,377
	100.0%	$2,319,848,079

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$62,716,275	$—	$—	$62,716,275
Brazil	—	—	0	0
Canada	306,979,821	—	—	306,979,821
Israel	4,224,156	—	—	4,224,156
Kuwait	—	—	2,586,447	2,586,447
Monaco	13,697,229	—	—	13,697,229
South Africa	—	8,719,965	—	8,719,965
Switzerland	—	61,533,888	—	61,533,888
United Kingdom	50,038,948	—	—	50,038,948
United States	1,689,572,973	—	—	1,689,572,973
Money Market Fund	119,778,377	—	—	119,778,377
Total	$2,247,007,779	$70,253,853	$2,586,447	$2,319,848,079

There were no transfers between levels during the period ended September 30, 2015.

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2014	$0	$5,855,953
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	—	(3,269,506)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2015	$0	$2,586,447

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015:

	Value as of September 30, 2015	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$2,586,447	Market comparable companies	Production Multiple	43.4x	Increase
			Reserve multiple	6.2x	Increase

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.7%
Australia: 8.2%
12,654,587	Evolution Mining Ltd. #	$11,272,188
25,233,420	Gold Road Resources Ltd. * #	7,822,852
12,095,118	Gryphon Minerals Ltd. * #	418,493
1,486,725	Newcrest Mining Ltd. * #	13,378,699
		32,892,232
Canada: 71.5%
460,300	Agnico-Eagle Mines Ltd.	11,668,752
718,000	Agnico-Eagle Mines Ltd. (USD)	18,179,760
4,558,500	Alamos Gold, Inc. (USD)	16,820,865
2,160,000	Argonaut Gold, Inc. * ø	2,201,274
2,516,875	Argonaut Gold, Inc. *	2,564,968
3,499,000	Asanko Gold, Inc. *	5,112,814
149,000	Asanko Gold, Inc. (USD) *	219,030
4,959,000	AuRico Metals, Inc. *	2,452,559
1,741,984	AuRico Metals, Inc. (USD) *	879,702
9,204,701	B2Gold Corp. *	9,725,461
10,678,000	B2Gold Corp. (USD) *	11,211,900
782,000	Bear Creek Mining Corp. *	421,911
667,000	Bear Creek Mining Corp. (USD) *	362,048
948,000	Bear Creek Mining Corp. (USD) * ø	514,574
7,605,000	Belo Sun Mining Corp. *	1,025,777
5,641,000	Continental Gold, Inc. *	6,974,635
726,000	Corvus Gold, Inc. *	206,729
1,825,000	Corvus Gold, Inc. (USD) *	552,245
129,000	Eastmain Resources, Inc. *	30,450
1,839,000	Eastmain Resources, Inc. (USD) * ø	439,705
1,191,000	Eastmain Resources, Inc. (USD) *	284,768
2,386,461	Eldorado Gold Corp.	7,653,843
3,495,000	Eldorado Gold Corp. (USD)	11,253,900
643,000	Fortuna Silver Mines, Inc. *	1,411,757
34,000	Fortuna Silver Mines, Inc. (USD) *	74,120
421,000	Franco-Nevada Corp. (USD)	18,532,420
128,000	Gold Canyon Resources, Inc. *	27,336
3,000,000	Gold Canyon Resources, Inc. (USD) *	639,000
123,386	Goldcorp, Inc.	1,546,832
1,868,897	Goldcorp, Inc. (USD)	23,398,590
2,197,000	Guyana Goldfields, Inc. *	5,893,788
1,055,000	Guyana Goldfields, Inc. (USD) *	2,789,947
19,346,500	Integra Gold Corp. ‡ *	3,914,241
3,307,000	Klondex Mines Ltd. *	7,756,396
681,000	Lundin Gold, Inc. *	1,959,565
511,000	MAG Silver Corp. (USD) *	3,638,320
1,313,852	New Gold, Inc. *	2,963,429
1,026,170	New Gold, Inc. (USD) * ø	2,329,406
3,068,630	New Gold, Inc. (USD) *	6,965,790
2,473,000	Newcastle Gold Ltd. *	389,157
1,273,000	NovaGold Resources, Inc. (USD) *	4,595,530
9,816,375	Orezone Gold Corp. ‡ *	1,618,286
795,615	Osisko Gold Royalties Ltd.	8,406,273
2,661,500	Premier Gold Mines Ltd. *	4,487,355
633,000	Pretium Resources, Inc. *	3,832,626
753,000	Pretium Resources, Inc. (USD) *	4,555,650
1,686,000	Primero Mining Corp. (USD) *	3,928,380
12,777,000	Romarco Minerals, Inc. *	4,499,955
7,501,300	Roxgold, Inc. * 144A	3,147,792
3,268,000	Rubicon Minerals Corp. *	2,350,903
163,000	Rubicon Minerals Corp. (USD) *	122,299
6,726,000	Sabina Gold & Silver Corp. *	1,915,234
5,169,000	Semafo, Inc. *	11,194,013
18,611	Silver Wheaton Corp.	223,695
1,383,375	Silver Wheaton Corp. (USD)	16,614,334
480,000	Sulliden Mining Capital, Inc. *	66,542
1,011,000	TMAC Resources Inc * Reg S	4,159,153
10,185,000	Torex Gold Resources, Inc. *	9,540,090
1,945,430	Yamana Gold, Inc.	3,280,043
1,721,578	Yamana Gold, Inc. (USD)	2,926,683
		286,452,600
Mexico: 2.6%
1,179,000	Fresnillo Plc (GBP) #	10,561,584
United Kingdom: 7.6%
1,156,000	African Barrick Gold Ltd. #	4,336,775
11,150,600	Amara Mining Plc * #	1,623,720
6,213,500	Lydian International Ltd. (CAD) *	1,303,694
395,000	Randgold Resources Ltd. (ADR)	23,340,550
		30,604,739
United States: 8.8%
301,000	Newmont Mining Corp.	4,837,070
315,100	Royal Gold, Inc.	14,803,398
252,915	Tahoe Resources, Inc. (CAD)	1,953,955
1,407,000	Tahoe Resources, Inc. (CAD) ø	10,870,116
342,000	Tahoe Resources, Inc.	2,647,080
		35,111,619
Total Common Stocks (Cost: $568,807,989)		395,622,774
MONEY MARKET FUND: 1.0% (Cost: $4,016,856)
4,016,856	AIM Treasury Portfolio - Institutional Class	4,016,856
Total Investments: 99.7% (Cost: $572,824,845)		399,639,630
Other assets less liabilities: 0.3%		1,102,775
NET ASSETS: 100.0%		$400,742,405

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $49,414,311 which represents 12.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,147,792, or 0.8% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $16,355,075, or 4.1% of net assets.

Restricted securities held by the Fund as of September 30, 2015 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Argonaut Gold, Inc.	11/13/2009	2,160,000	$10,383,442	$2,201,274	0.6%
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	514,574	0.1
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	439,705	0.1
New Gold, Inc.	06/28/2007	1,026,170	1,298,775	2,329,406	0.6
Tahoe Resources, Inc.	05/28/2010	1,407,000	8,539,348	10,870,116	2.7
			$25,590,353	$16,355,075	4.1%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Metals & Mining	0.7%	$2,670,157
Gold	86.0	343,592,581
Money Market Funds	1.0	4,016,856
Precious Metals & Minerals	6.8	27,397,810
Silver	5.5	21,962,226
	100.0%	$399,639,630

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2015 is set forth below:

Affiliates	Value 12/31/14	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/15
Gold Road Resources Ltd.	$6,385,449	$—	$1,949,776	$204,987	$—	$—	(a)
Integra Gold Corp.	—	4,865,376	—	—	—	3,914,241
Orezone Gold Corp.	4,786,269	—	499,318	(696,803)	—	1,618,286
	$11,171,718	$4,865,376	$2,449,094	$(491,816)	$—	$5,532,527

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$32,892,232	$—	$32,892,232
Canada	286,452,600	—	—	286,452,600
Mexico	—	10,561,584	—	10,561,584
United Kingdom	24,644,244	5,960,495	—	30,604,739
United States	35,111,619	—	—	35,111,619
Money Market Fund	4,016,856	—	—	4,016,856
Total	$350,225,319	$49,414,311	$—	$399,639,630

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Schedule of Investments

LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 104.3%
20,015	iShares 1-3 Year Credit Bond ETF	$2,104,177
13,774	iShares Russell Mid-Cap ETF	2,142,683
68,930	SPDR Barclays Short Term Corporate Bond ETF	2,103,744
53,435	Technology Select Sector SPDR Fund	2,110,683
26,433	Vanguard Short-Term Corporate Bond ETF	2,106,974
21,706	Vanguard Total Stock Market ETF	2,142,816
Total Exchange Traded Funds (Cost: $12,934,115)		12,711,077

Principal Amount
SHORT-TERM INVESTMENT: 8.2%
Government Obligation: 8.2% (Cost: $999,996)
$1,000,000	United States Treasury Bill 0.01%,10/15/15	999,996
Total Investments: 112.5% (Cost: $13,934,111)		13,711,073
Liabilities in excess of other assets: (12.5)%		(1,522,940)
NET ASSETS: 100.0%		$12,188,133

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	92.7%	$12,711,077
Government	7.3	999,996
	100.0%	$13,711,073

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$12,711,077	$—	$—	$12,711,077
Short-term Investment
Government Obligation	—	999,996	—	999,996
Total	$12,711,077	$999,996	$—	$13,711,073

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Schedules of Investments

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 18.2%
Argentina: 4.0%
		YPF SA
USD	3,176,468	7.82%, 08/15/18 (f) Reg S	$3,232,057
	4,941,163	7.82%, 08/15/18 (f) Reg S	5,027,634
			8,259,691
British Virgin Islands: 0.5%
EUR	937,000	C10-EUR Capital SPV Ltd. 6.28%, 06/30/17 (c)	1,007,741
Chile: 1.6%
USD	3,591,000	Corp Nacional del Cobre de Chile 3.00%, 07/17/22 Reg S	3,292,940
Colombia: 0.7%
	1,414,000	Empresa de Energia de Bogota SA ESP 6.13%, 11/10/16 (c) Reg S	1,470,560
Mexico: 0.0%
	380,000	Corp. GEO, SAB de CV 9.25%, 10/30/15 (c) (d) * Reg S	11,400
South Africa: 2.1%
	4,446,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 Reg S	4,190,413
Venezuela: 6.2%
		Petroleos de Venezuela SA
	3,430,000	5.38%, 04/12/27 Reg S	1,106,175
	7,538,000	5.50%, 04/12/37 Reg S	2,378,239
	10,253,000	6.00%, 05/16/24 Reg S	3,362,984
	9,222,000	6.00%, 11/15/26 Reg S	2,973,634
	4,460,000	8.50%, 11/02/17 Reg S	2,988,200
			12,809,232
Vietnam: 3.1%
	11,195,000	Debt and Asset Trading Corp. 1.00%, 10/14/15 (c) Reg S	6,314,349
Total Corporate Bonds (Cost: $37,519,382)			37,356,326
FOREIGN GOVERNMENT OBLIGATIONS: 70.8%
Argentina: 9.2%
		Argentine Republic Government International Bond
	28,703,000	0.00%, 12/15/35 (e)	2,323,508
EUR	9,881,801	7.82%, 12/31/33 (d) *	10,003,980
USD	6,546,115	8.28%, 12/31/33 (d) *	6,660,672
	499	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	296
			18,988,456
Chile: 2.0%
	4,004,000	Chile Government International Bond 3.25%, 09/14/21	4,154,150
Colombia: 4.4%
		Colombia Government International Bond
	8,260,000	4.38%, 07/12/21	8,433,460
	705,000	4.50%, 10/01/25 (c)	688,256
			9,121,716
Dominican Republic: 3.6%
DOP	314,000,000	Dominican Republic International Bond 11.50%, 05/10/24 Reg S	7,450,171
Hungary: 5.3%
HUF	1,254,400,000	Hungarian Government Bond 4.00%, 04/25/18	4,756,456
USD	5,438,000	Hungary Government International Bond 6.38%, 03/29/21	6,221,050
			10,977,506
Indonesia: 1.1%
	2,124,000	Indonesia Government International Bond 4.88%, 05/05/21 Reg S	2,200,936
Iraq: 1.4%
	4,234,000	Republic of Iraq 5.80%, 11/15/15 (c) Reg S	2,936,093
Israel: 4.3%
		Israel Government International Bond
	4,379,000	3.15%, 06/30/23	4,495,043
	4,214,000	4.50%, 01/30/43	4,252,347
			8,747,390
Ivory Coast: 1.1%
	2,458,000	Ivory Coast Government International Bond 5.38%, 07/23/24 Reg S	2,157,288
Mexico: 2.0%
	4,074,000	Mexico Government International Bond 3.50%, 01/21/21	4,155,480
Mongolia: 2.0%
	4,949,000	Mongolia Government International Bond 5.13%, 12/05/22 Reg S	4,076,788
Netherlands: 1.0%
	2,107,000	Republic of Angola Via Northern Lights III BV 7.00%, 08/16/19 Reg S	1,999,627
Nigeria: 2.0%
		Nigeria Government International Bond
	2,117,000	5.13%, 07/12/18 Reg S	2,040,259
	2,114,000	6.75%, 01/28/21 Reg S	2,013,585
			4,053,844
Paraguay: 1.0%
	2,107,000	Republic of Paraguay 4.63%, 01/25/23 Reg S	2,080,663
Philippines: 3.9%
		Philippine Government International Bond
	5,157,000	4.00%, 01/15/21	5,556,523
	2,107,000	5.50%, 03/30/26	2,514,782
			8,071,305
Romania: 5.0%
		Romanian Government Bond
RON	20,520,000	4.75%, 02/24/25	5,662,147
	15,610,000	5.85%, 04/26/23	4,585,892
			10,248,039
South Africa: 4.5%
		South Africa Government International Bond
USD	4,915,000	5.50%, 03/09/20	5,236,195
	3,682,000	6.88%, 05/27/19	4,113,880
			9,350,075
South Korea: 7.3%
		Export-Import Bank of Korea
	2,107,000	2.63%, 12/30/20	2,134,334
	1,054,000	3.25%, 08/12/26	1,055,322
	1,826,000	5.13%, 06/29/20	2,048,184
		Republic of Korea
	4,326,000	3.88%, 09/11/23	4,725,506
	520,000	5.63%, 11/03/25	652,860
	3,755,000	7.13%, 04/16/19	4,439,161
			15,055,367
Turkey: 3.5%
	6,843,000	Turkey Government International Bond 5.63%, 03/30/21	7,158,633
Venezuela: 5.8%
		Venezuela Government International Bond
	11,672,000	5.75%, 02/26/16 Reg S	9,862,840
	6,216,000	7.00%, 03/31/38 Reg S	2,035,740
			11,898,580
Vietnam: 0.4%
	918,000	Vietnam Government International Bond 4.00%, 10/30/15 (c) (s)	883,575
Total Foreign Government Obligations (Cost: $146,978,023)			145,765,682

Number of Shares
MONEY MARKET FUND: 11.5% (Cost: $23,607,216)
	23,607,216	AIM Treasury Portfolio - Institutional Class	23,607,216

Total Investments: 100.5% (Cost: $208,104,621)			206,729,224
Liabilities in excess of other assets: (0.5)%			(931,326)
NET ASSETS: 100.0%			$205,797,898

DOP	Dominican Peso
EUR	Euro
HUF	Hungarian Forint
RON	Romanian Leu
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(e)	Coupon will vary based upon predetermined growth targets for the Gross Domestic Product of Argentina. The rate shown reflects the rate in effect at the end of the reporting period.
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

As of September 30, 2015, the fund had the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Dates	Unrealized Depreciation
State Street Bank And Trust Company	USD	14,162,372	EUR	12,438,375	10/19/2015	(260,243)
State Street Bank And Trust Company	EUR	9,385,163	USD	10,494,865	10/19/2015	5,252
State Street Bank And Trust Company	EUR	25,085,852	USD	28,387,401	10/19/2015	349,436
State Street Bank And Trust Company	USD	2,117,565	COP	6,276,462,156	10/21/2015	(89,195)
State Street Bank And Trust Company	COP	6,276,462,156	USD	2,007,825	10/21/2015	(20,544)
Net unrealized depreciation on forward foreign currency contracts						(15,294)

COP	Colombian Peso
EUR	Euro
USD	United States Dollar

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.6%	$3,292,940
Energy	10.2	21,068,923
Financial	3.1	6,314,349
Government	70.5	145,765,682
Industrial	0.5	1,019,141
Utilities	2.7	5,660,973
Money Market Fund	11.4	23,607,216
	100.0%	$206,729,224

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$37,356,326	$—	$37,356,326
Foreign Government Obligations*	—	145,765,682	—	145,765,682
Money Market Fund	23,607,216	—	—	23,607,216
Total	$23,607,216	$183,122,008	$—	$206,729,224
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(15,294)	$—	$(15,294)

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Schedules of Investments

VAN ECK FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2015 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in the characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Closed-end publicly listed fund investments are valued at the official market closing price. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. Futures contracts are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The Commodities Series Fund I Subsidiary and the Gold Series Fund I Subsidiary (the “Subsidiaries”), both Cayman Islands exempted companies, were incorporated on June 26, 2009 and November 7, 2011, respectively. Commodity Series Fund I Subsidiary and the Gold Series Fund I Subsidiary are currently wholly-owned subsidiaries of the CM Commodity Index Fund and International Investors Gold Fund, respectively. The Subsidiaries act as investment vehicles for the CM Commodity Index Fund and International Investors Gold Fund in order to effect certain investments on behalf of the Funds.

Other—As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Income Taxes—As of September 30, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$251,701,574	$1,611	$(66,894,179)	$(66,892,568)
Emerging Markets Fund	704,771,652	21,761,834	(105,563,392)	(83,801,558)
Global Hard Assets Fund	3,043,537,588	361,913,351	(1,085,602,860)	(723,689,509)
International Investors Gold Fund	635,722,550	58,293,954	(294,376,874)	(236,082,920)
Long/Short Equity Index Fund	13,936,733	177	(225,837)	(225,660)
Unconstrained Emerging Markets Bond Fund	208,470,953	589,827	(2,331,556)	(1,741,729)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck Funds

Date: November 24, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: November 24, 2015